Business Combination and Recapitalization	6 Months Ended
Jun. 30, 2023
Business Combination and Recapitalization
Business Combination and Recapitalization

3.Business Combination and Recapitalization

On January 26, 2023, Legacy Orchestra and HSAC2 consummated the Business Combination, with Legacy Orchestra surviving as a wholly owned subsidiary of HSAC2. As part of the Business Combination, HSAC2 changed its name to Orchestra BioMed Holdings, Inc. Upon the closing of the Business Combination (the “Closing”), the Company’s certificate of incorporation provided for, among other things, a total number of authorized shares of capital stock of 350,000,000 shares, of which 340,000,000 shares were designated common stock, $0.0001 par value per share, and of which 10,000,000 shares were designated preferred stock, $0.0001 par value per share.

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, HSAC2 is treated as the “acquired” company and Legacy Orchestra is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Orchestra issuing stock for the net assets of HSAC2, accompanied by a recapitalization. The net assets of HSAC2 are stated at historical cost, with no goodwill or intangible assets recorded.

In connection with the Business Combination, HSAC 2 Holdings, LLC (the “Sponsor”) agreed that 25% or 1,000,000 shares of its shares of common stock of the Company (“Company Common Stock”) will be forfeited to the Company (the “Forfeitable Shares”) on the first business day following the fifth anniversary of the Closing unless, as to 500,000 shares, the volume-weighted average price of the Company Common Stock is greater than or equal to $15.00 per share over any 20 trading days within any 30-trading day period (the “Initial Milestone Event”), and as to the remaining 500,000 shares, the volume-weighted average price of the Company Common Stock is greater than or equal to $20.00 per share over any 20 trading days within any 30-trading day period (the “Final Milestone Event”). Further, the Sponsor and HSAC2’s other initial shareholders prior to HSAC2’s initial public offering (the “HSAC2 IPO”) agreed to subject (i) the 4,000,000 shares of Company Common Stock issued to HSAC2’s initial shareholders prior to the HSAC2 IPO (the “Insider Shares”) and (ii) the 450,000 shares of Company Common Stock purchased in a private placement simultaneously with the HSAC2 IPO (the “Private Shares”) to a lock-up for up to 12 months following the Closing, and the Sponsor forfeited 50% of its 1,500,000 warrants in HSAC2 purchased upon consummation of the HSAC2 IPO (the “Private Warrants”), comprising 750,000 Private Warrants, for no consideration, immediately prior to the Closing (the “Sponsor Forfeiture”). Pursuant to the terms of the Merger Agreement, immediately following the Sponsor Forfeiture and prior to the Closing, HSAC2 issued 750,000 warrants to purchase Company Common Stock to eleven specified employees and directors of Legacy Orchestra. These new warrants have substantially similar terms to the forfeited Private Warrants, except that they will become exercisable between 24 and 36 months after the Closing. On April 12, 2023, the Initial Milestone Event was achieved, and, as a result, 500,000 of the Forfeitable Shares are no longer subject to forfeiture.

In connection with the Business Combination, existing Legacy Orchestra stockholders also had the opportunity to elect to participate in an earnout (the “Earnout”) pursuant to which each such electing stockholder (an “Earnout Participant”) may receive a portion of additional contingent consideration of up to 8,000,000 shares of Company Common Stock in the aggregate (“Earnout Consideration”). Each Earnout Participant agreed to extend their applicable lock-up period from 6 months to 12 months, pursuant to an Earnout Election Agreement and such Earnout Participants will collectively be entitled to receive: (i) 4,000,000 shares of the Earnout Consideration, in the aggregate, in the event that, from the time beginning immediately after the Closing until the fifth anniversary of the Closing Date (the “Earnout Period”), the Initial Milestone Event occurs; and (ii) an additional 4,000,000 shares of the Earnout Consideration, in the aggregate, in the event that, during the Earnout Period, the Final Milestone Event occurs. Approximately, 91% of Legacy Orchestra stockholders elected to participate in the Earnout. On April 12, 2023, the Initial Milestone Event was achieved, and each Earnout Participant was issued their Pro Rata Portion (as such term is defined in the Merger Agreement) of 4,000,000 shares of Company Common Stock, resulting in a total of 3,999,987 shares of Company Common Stock being issued due to rounding.

Simultaneously with the execution of the Merger Agreement, HSAC2 and Legacy Orchestra entered into separate forward purchase agreements (each, as amended, a “Forward Purchase Agreement” and, together, the “Forward Purchase Agreements”) with certain funds managed by RTW Investments, LP (the “RTW Funds”) and Covidien Group S.à.r.l., an affiliate of Medtronic plc (“Medtronic” and the RTW Funds, each a “Purchasing Party”), pursuant to which each of the Purchasing Parties agreed to purchase $10 million of ordinary shares of HSAC2 (“HSAC2 Ordinary Shares”) immediately prior to the Domestication (as defined below), less the dollar amount of HSAC2 Ordinary Shares holding redemption rights that the Purchasing Party acquired and held until immediately prior to the Domestication (such HSAC2 Ordinary Shares either purchased from HSAC2 or acquired and held until immediately prior to the Domestication, the “Forward Purchase Shares”). The RTW Funds completed their purchases of HSAC2 Ordinary Shares under their Forward Purchase Agreement on or before July 22, 2022. Medtronic completed approximately $9.9 million of purchases of HSAC2 Ordinary Shares under its Forward Purchase Agreement on or before January 20, 2023. Medtronic subsequently completed $0.1 million in purchases of HSAC2 Ordinary Shares and/or Company Common Stock on or before January 30, 2023.

Simultaneously with the execution of the Merger Agreement and Forward Purchase Agreements, HSAC2, Legacy Orchestra and the RTW Funds entered into a Backstop Agreement (the “Backstop Agreement”), pursuant to which the RTW Funds, jointly and severally, agreed to purchase such number of HSAC2 Ordinary Shares at a price of $10.00 per share to the extent that the amount of cash remaining in HSAC2’s working capital and trust account as of immediately prior to the closing of the Merger was less than $60 million (which calculation excludes amounts received pursuant to Medtronic’s Forward Purchase Agreement or are otherwise held in HSAC2’s trust account established pursuant to the HSAC2 IPO (the “HSAC2 Trust Account”) in respect of Medtronic’s Forward Purchase Shares, but is inclusive of amounts received pursuant to the RTW Funds’ Forward Purchase Agreement and otherwise held in the HSAC2 Trust Account in respect of the RTW Funds’ Forward Purchase Shares). Pursuant to the Backstop Agreement, the RTW Funds purchased 1,808,512 HSAC2 Ordinary Shares on January 25, 2023, immediately prior to the Domestication.

Immediately prior to the closing of the Business Combination, each issued and outstanding share of Legacy Orchestra preferred stock (the “Legacy Orchestra Preferred Stock”) was canceled and converted into shares of Legacy Orchestra common stock (the “Legacy Orchestra Common Stock”) based on predetermined ratios (see Note 9).

Upon the consummation of the Business Combination, each issued and outstanding share of Legacy Orchestra Common Stock was canceled and converted into the right to receive shares of Company Common Stock based upon the Exchange Ratio. The shares and corresponding capital amounts and loss per share related to Legacy Orchestra Common Stock prior to the Business Combination have been retroactively restated to reflect the Exchange Ratio.

Outstanding stock options, whether vested or unvested, to purchase shares of Legacy Orchestra Common Stock (“Legacy Orchestra Options”) granted under the Orchestra BioMed, Inc. 2018 Stock Incentive Plan (“2018 Plan”) (see Note 11) converted into stock options for shares of Company Common Stock upon the same terms and conditions that were in effect with respect to such stock options immediately prior to the Business Combination, after giving effect to the Exchange Ratio (the “Exchanged Options”).

The following table details the number of shares of Company Common Stock issued immediately following the consummation of the Business Combination:

Number of
Shares
Common stock of HSAC2, outstanding prior to the Business Combination	6,762,117
Less: Redemption of HSAC2 shares	(1,597,888)
Common stock held by former HSAC2 shareholders	5,164,229
HSAC2 sponsor shares	4,450,000
Shares issued related to Backstop Agreement	1,808,512
Total shares outstanding prior to issuance of merger consideration to Legacy Orchestra stockholders	11,422,741
Shares issued to Legacy Orchestra stockholders – Company Common Stock(1)	20,191,338
Total shares of Company Common Stock immediately after Business Combination(2)	31,614,079
(1)	The number of shares of common stock issued to Legacy Orchestra equity holders was determined based on (i) 2,522,214 shares of Legacy Orchestra Common Stock outstanding immediately prior to the closing of the Business Combination converted based on the Exchange Ratio and
(ii) 35,694,179 shares of Legacy Orchestra Preferred Stock outstanding immediately prior to the closing of the Business Combination converted based on the Exchange Ratio. All fractional shares were rounded down.
(2)	Excludes 8,000,000 shares of Company Common Stock issued or to be issued based on satisfaction of the Initial Milestone Event and the Final Milestone Event. On April 12, 2023, the Initial Milestone Event was achieved, and each Earnout Participant was issued their Pro Rata Portion (as such term is defined in the Merger Agreement) of 4,000,000 shares of Company Common Stock, resulting in a total of 3,999,987 shares of Company Common Stock being issued due to rounding.

The following table reconciles the elements of the Business Combination to the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit) (in thousands):

Amount
Cash – HSAC2’s trust (net of redemption)	$51,915
Cash – Backstop Agreement	18,085
Gross proceeds	70,000
Less: HSAC2 and Legacy Orchestra transaction costs paid	(15,698)
Effect of Business Combination, net of redemptions and transaction costs	$54,302

The $54.3 million above differs from the $56.8 million effect of the Business Combination on the condensed consolidated statements of cash flows, due to $2.5 million of transaction costs paid by Legacy Orchestra in 2022.